Commitments and contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum future annual operating lease obligations
2016 (remaining)	$320,679
2017	439,330
2018	452,510
2019	466,085
2020	480,068
Thereafter	535,776
Total	$2,694,448

2016	$391,941
2017	439,330
2018	452,510
2019	466,085
2020	480,068
Thereafter	535,776
Total	$2,765,710

Future minimum lease payments
2016 (remainder of)	$17,480
2017	23,306
2018	23,306
2019	23,306
2020	23,306
2021 and thereafter	5,826
Less interest	(20,874)
Principal	95,656
Less current portion	(16,051)
Noncurrent portion	$79,605